STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Share capital [Member]	Capital Reserve [Member]	Legal Reserve [Member]	Reserve for Expansion [Member]	Tax Benefit Reserve [Member]	Treasury Shares [Member]	Accumulated other comprehensive income [Member]	Retained Earnings [Member]	Total
Balance at beginning at Dec. 31, 2016	R$ 9,866,298	R$ 405,239	R$ 657,034	R$ 5,103,908	R$ 1,158,910	R$ (3,369)	R$ (507)		R$ 17,187,513
Total comprehensive income for the year
Net income for the year								R$ 1,234,507	1,234,507
Remeasurement of post-employment benefit obligation							(694)		(694)
Cash flow hedge							2,190		2,190
Total comprehensive income for the year							1,496	1,234,507	1,236,003
Total contributions from shareholders and distributions to shareholders
Stock options		10,923							10,923
Purchases of treasury shares, net of disposals						(13,118)			(13,118)
Allocation of net income for the period:
Legal reserve (Note 24)			61,725					(61,725)
Dividends declared (Note 24)								(103,325)	(103,325)
Interest on equity (note 24)								(189,991)	(189,991)
Constitution of tax benefit reserve (note 24)					112,493			(112,493)
Constitution of reserve for expansion (note 24)				766,973				(766,973)
Unclaimed dividends (note 24)				23,179					23,179
Total contributions from shareholders and distributions to shareholders		10,923	61,725	790,152	112,493	(13,118)		(1,234,507)	(272,332)
Balance at end at Dec. 31, 2017	9,866,298	416,162	718,759	5,894,060	1,271,403	(16,487)	989		18,151,184
Changes in equity [Roll forward]
Impact of initial adoption of new accounting pronouncements (Note 2.f)				(62,119)					(62,119)
Balance at beginning, adjusted	9,866,298	416,162	718,759	5,831,941	1,271,403	(16,487)	989		18,089,065
Total comprehensive income for the year
Net income for the year								2,545,101	2,545,101
Remeasurement of post-employment benefit obligation							(142)		(142)
Total comprehensive income for the year							(142)	2,545,101	2,544,959
Total contributions from shareholders and distributions to shareholders
Stock options		(4,071)							(4,071)
Purchases of treasury shares, net of disposals						7,964			7,964
Allocation of net income for the period:
Legal reserve (Note 24)			119,933					(119,933)
Interest on equity (note 24)								(849,994)	(849,994)
Constitution of tax benefit reserve (note 24)					146,455			(146,455)
Constitution of reserve for expansion (note 24)				1,428,719				(1,428,719)
Unclaimed dividends (note 24)				6,914					6,914
Total contributions from shareholders and distributions to shareholders		(4,071)	119,933	1,435,633	146,455	7,964		(2,545,101)	(839,187)
Balance at end at Dec. 31, 2018	9,866,298	412,091	838,692	7,267,574	1,417,858	(8,523)	847		19,794,837
Total comprehensive income for the year
Net income for the year								3,622,127	3,622,127
Remeasurement of post-employment benefit obligation							(1,935)		(1,935)
Total comprehensive income for the year							(1,935)	3,622,127	3,620,192
Total contributions from shareholders and distributions to shareholders
Stock options		(1,441)							(1,441)
Purchases of treasury shares, net of disposals						5,319			5,319
Allocation of net income for the period:
Legal reserve (Note 24)			171,398					(171,398)
Interest on equity (note 24)								(995,438)	(995,438)
Constitution of tax benefit reserve (note 24)					194,161			(194,161)
Constitution of reserve for expansion (note 24)				2,261,130				(2,261,130)
Unclaimed dividends (note 24)				8,349					8,349
Total contributions from shareholders and distributions to shareholders		(1,441)	171,398	2,269,479	194,161	5,319		R$ (3,622,127)	(983,211)
Balance at end at Dec. 31, 2019	R$ 9,866,298	R$ 410,650	R$ 1,010,090	R$ 9,537,053	R$ 1,612,019	R$ (3,204)	R$ (1,088)		R$ 22,431,818